EXHIBIT 99.4

CLAYTON LOAN LEVEL TAPE COMPARE UPLOAD

Client Name:	PennyMac

Client Project Name:	PNMAC - PMTLT 2025-INV10

Loan Level Tape Compare Upload

Deal ID	Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
1058	XXXXXX	XXXXXX	Credit Report Date	XXXXXX	XXXXXX
1058	XXXXXX	XXXXXX	Total Cash Out	25194.64	195972.19
1059	XXXXXX	XXXXXX	Total Cash Out	59454.90	129795.69

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